Fair Value Measurements Available-For-Sale Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 65,572	$ 66,399
Gross Unrealized Gain	7,729	8,343
Gross Unrealized Loss	(600)	(542)
Fair value	72,701	74,200
Available-for-sale Securities, Other Disclosure Items [Abstract]
Available-for-sale Securities, Supplemental Executive Benefit Plans	41,300	41,700
Equity Funds Domestic [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,692	27,643
Gross Unrealized Gain	6,419	7,332
Gross Unrealized Loss	(590)	(456)
Fair value	32,521	34,519
Equity Funds Foreign [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,954	5,261
Gross Unrealized Gain	1,202	905
Gross Unrealized Loss	0	(66)
Fair value	6,156	6,100
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	31,296	32,423
Gross Unrealized Gain	108	106
Gross Unrealized Loss	(10)	(20)
Fair value	31,394	32,509
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,630	1,072
Gross Unrealized Gain	0	0
Gross Unrealized Loss	0	0
Fair value	$ 2,630	$ 1,072